Segment reporting - Summary of Disaggregation of Revenue Based on Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 1,292,210	€ 1,320,658	€ 908,019
Total Group revenue	1,292,210	1,320,658	908,019
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	714,165	687,752	394,525
Total Group revenue	714,165	687,752	394,525
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	578,045	632,906	513,494
Total Group revenue	578,045	632,906	513,494
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	814,294	858,725	683,404
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	237,216	228,801	172,093
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	577,078	629,924	511,311
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	438,105	387,182	161,373
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	437,728	385,368	161,080
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	377	1,814	293
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	36,558	71,053	63,242
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	36,343	71,053	61,352
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	215	0	€ 1,890
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	3,253	3,698
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	2,878	2,530
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 375	€ 1,168